STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	23,156,000
Common shares, shares outstanding (in shares)	23,156,000
Class A common stock subject to possible redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	23,156,000	23,156,000
Common shares, shares outstanding (in shares)	23,156,000	23,156,000
Class A common stock subject to possible redemption, outstanding (in shares)	23,156,000	23,156,000
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	5,789,000	5,789,000
Common shares, shares outstanding (in shares)	5,789,000	5,789,000
Ratio to be applied to the stock in the conversion	1	1
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders	20.00%